INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	$ 1,469	$ 1,440
Cost of sales (excluding depreciation)	515	495
Depreciation expense	314	387
Finance expense (income)	(1)	(1)
Other expenses (income)	68	43
Income before income taxes	573	516
Income tax expense	(141)	(94)
Net income	432	422
Total comprehensive income	432	422
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Revenue	597	400
Cost of sales (excluding depreciation)	157	154
Depreciation expense	42	54
Finance expense (income)	1	0
Other expenses (income)	(5)	4
Income before income taxes	402	188
Income tax expense	(84)	(40)
Net income	318	148
Total comprehensive income	318	148
Zaldívar
Disclosure of joint ventures [line items]
Revenue	847	595
Cost of sales (excluding depreciation)	469	380
Depreciation expense	158	143
Finance expense (income)	(4)	1
Other expenses (income)	25	32
Income before income taxes	199	39
Income tax expense	(61)	(15)
Net income	138	24
Total comprehensive income	$ 138	$ 24